UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22935

Pax World Funds Series Trust III
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400
Portsmouth, NH 03801
(Address of principal executive offices) (Zip code)

Joseph F. Keefe
30 Penhallow Street, Suite 400
Portsmouth, NH 03801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-767-1729
Date of fiscal year end: December 31
Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 99.6%
CONSUMER DISCRETIONARY: 11.6%
Accor SA	1,282	$54,231
Aristocrat Leisure, Ltd.	4,103	32,367
Bayerische Motoren Werke AG	1,785	163,873
Best Buy Co., Inc.	1,931	62,642
Burberry Group PLC	2,563	50,106
Cablevision Systems Corp., Class A	1,162	38,346
Coach, Inc.	1,631	65,387
Darden Restaurants, Inc.	666	44,156
Dixon Carphone PLC	5,884	35,959
Dollar General Corp.	1,498	128,229
Electrolux AB, Class B	1,279	33,586
Eutelsat Communications SA	960	30,961
Foot Locker, Inc.	800	51,600
Gap Inc., The	1,406	41,336
Hanesbrands, Inc.	2,388	67,676
Hasbro, Inc.	643	51,504
Hennes & Mauritz AB, Class B	18,489	615,390
Hermes International	150	52,743
Hilton Worldwide Holdings, Inc.	2,800	63,056
Home Depot, Inc., The	7,166	956,159
Husqvarna AB, Class B	2,178	15,905
InterContinental Hotels Group PLC	1,338	55,054
Interpublic Group of Cos., Inc., The	2,353	54,001
Kering	4,802	857,362
Kingfisher PLC	12,079	65,149
Kohl's Corp.	1,163	54,207
Lagardere SCA	766	20,318
lululemon athletica, Inc. (a)	691	46,788
Macy's, Inc.	22,500	992,024
Marks & Spencer Group PLC	47,417	276,315
Marriott International, Inc., Class A (b)	1,304	92,819
MGM China Holdings, Ltd.	5,200	7,938
Michael Kors Holdings, Ltd. (a)	11,550	657,888
Michelin	1,003	102,475
Netflix, Inc. (a)	2,201	225,008
Next PLC	1,001	77,519
NIKE, Inc., Class B	8,023	493,174
Nordstrom, Inc. (b)	753	43,079
Numericable-SFR SA	579	24,317
Omnicom Group, Inc.	1,355	112,777
Publicis Groupe SA	1,000	70,121
REA Group, Ltd.	1,858	76,904
RELX NV	5,654	98,575

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
CONSUMER DISCRETIONARY, continued
Renault SA	1,092	$108,520
Scripps Networks Interactive, Inc. Class A	432	28,296
Signet Jewelers, Ltd.	393	48,744
Singapore Press Holdings, Ltd.	8,500	25,212
Sodexo SA	4,774	513,797
Staples, Inc.	3,109	34,292
Tabcorp Holdings, Ltd.	14,194	46,545
Taylor Wimpey PLC	17,955	48,934
TEGNA, Inc.	13,000	304,980
Telenet Group Holding NV (a)	291	14,707
Tiffany & Co.	694	50,926
Time Warner Cable, Inc.	1,567	320,640
TJX Cos., Inc., The	3,787	296,711
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,320	255,737
Viacom, Inc., Class B (a)	1,869	77,152
Walt Disney Co., The	9,202	913,851
Whitbread PLC	1,077	61,137
Wolters Kluwer NV	1,705	67,957
Wyndham Worldwide Corp.	679	51,896
		10,429,058

CONSUMER STAPLES: 15.3%
Brown-Forman Corp., Class B	700	68,929
Campbell Soup Co.	1,070	68,255
Carlsberg A/S, Class B	592	56,291
Carrefour SA	3,281	90,139
Clorox Co., The	751	94,671
Coca-Cola Amatil, Ltd.	2,971	20,118
Coca-Cola Co., The	22,935	1,063,955
Coca-Cola Enterprises, Inc.	30,878	1,566,750
Colgate-Palmolive Co.	4,732	334,316
CVS Health Corp.	6,267	650,076
Danone SA	3,486	247,339
Delhaize Group	594	61,907
Diageo PLC	20,477	552,143
Dr. Pepper Snapple Group, Inc.	1,151	102,922
Estee Lauder Cos, Inc., Class A	16,867	1,590,727
General Mills, Inc.	3,709	234,965
Henkel AG & Co. KGaA	580	56,873
Hormel Foods Corp.	1,661	71,822
ICA Gruppen AB	390	12,890
J Sainsbury PLC	7,160	28,373
Jean Coutu Group PJC, Inc., The, Class A	500	8,477

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
CONSUMER STAPLES, continued
JM Smucker Co., The	660	$85,694
Kellogg Co.	20,681	1,583,131
Kimberly-Clark Corp.	2,084	280,319
Koninklijke Ahold NV	4,800	107,814
Kroger Co., The	5,756	220,167
L'Oreal SA	1,432	256,165
McCormick & Co., Inc.	655	65,159
Mead Johnson Nutrition Co.	1,067	90,663
Mondelez International, Inc., Class A	9,759	391,531
Orkla ASA	4,400	39,797
PepsiCo, Inc.	8,386	859,397
Procter & Gamble Co., The	19,972	1,643,895
Remy Cointreau SA	136	10,314
Saputo, Inc.	1,417	45,431
Svenska Cellulosa AB SCA, Class B	3,409	106,329
Tate & Lyle PLC	2,816	23,339
Unilever NV	9,345	420,139
Unilever PLC	7,278	328,185
Whole Foods Market, Inc.	2,058	64,024
WM Morrison Supermarkets PLC	12,716	36,214
Woolworths, Ltd.	7,104	120,234
		13,759,879

ENERGY: 1.4%
Cameco Corp.	2,231	28,636
ConocoPhillips	6,197	249,553
Core Laboratories NV (b)	234	26,304
Delek Group, Ltd.	19	3,262
Encana Corp.	4,488	27,369
Lundin Petroleum AB (a)	5,012	84,719
Neste OYJ	710	23,332
Phillips 66	2,877	249,119
PrairieSky Royalty, Ltd.	811	15,386
Statoil ASA	17,183	268,370
Technip SA	569	31,534
TransCanada Corp.	4,032	158,517
Veresen, Inc.	1,755	11,851
Williams Cos., Inc., The	4,400	70,708
		1,248,660

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
FINANCIALS: 24.3%
3i Group PLC	5,417	$35,420
Aberdeen Asset Management PLC	4,563	18,113
Admiral Group PLC	1,096	31,139
Allianz SE	2,511	407,799
Allstate Corp., The	2,241	150,976
Ally Financial, Inc. (a)	2,467	46,182
American Tower Corp., REIT	2,283	233,711
AMP, Ltd.	15,423	68,363
Aon PLC	1,540	160,853
Assicurazioni Generali SpA	6,595	97,626
ASX, Ltd.	1,102	34,957
Australia & New Zealand Banking Group, Ltd	14,965	268,269
AXA SA	10,982	257,514
Azrieli Group Ltd	195	7,656
Bank Hapoalim BM	6,002	31,155
Bank Leumi Le-Israel BM (a)	7,846	28,176
Bank of America Corp.	59,440	803,629
Bank of Montreal	3,534	214,611
Bank of Nova Scotia, The	6,602	322,640
Bank of Queensland, Ltd.	1,853	17,181
Bankinter SA	3,519	24,794
Barclays PLC	338	726
BB&T Corp.	4,403	146,488
Bendigo & Adelaide Bank, Ltd.	6,185	41,975
Berkshire Hathaway, Inc., Class B (a)	6,632	940,948
BNP Paribas SA	5,990	300,941
Canadian Imperial Bank of Commerce	2,126	158,818
CIT Group, Inc.	943	29,261
CNP Assurances	25,261	393,379
Comerica, Inc.	916	34,689
Commonwealth Bank of Australia	11,730	672,470
DBS Group Holdings, Ltd.	9,030	102,870
Deutsche Bank AG	8,062	136,870
Deutsche Boerse AG	1,136	96,724
Dexus Property Group, REIT	5,158	31,323
Direct Line Insurance Group PLC	8,321	44,136
Discover Financial Services	2,417	123,074
DNB ASA	47,584	561,886
Duke Realty Corp., REIT	1,922	43,322
Eaton Vance Corp.	564	18,905
Eurazeo SA	215	14,522
Federal Realty Investment Trust, REIT	394	61,484
First Capital Realty, Inc.	500	7,938

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
First Republic Bank	786	$52,379
Gecina SA, REIT	189	25,924
Gjensidige Forsikring ASA	30,989	527,919
GPT Group, The, REIT	9,869	37,781
Hang Seng Bank, Ltd.	4,400	78,024
Hartford Financial Services Group	2,281	105,108
HCP, Inc., REIT	2,506	81,645
Host Hotels & Resorts, Inc., REIT	4,135	69,055
HSBC Holdings PLC	118,174	734,919
Hysan Development Co, Ltd.	4,000	17,047
ICADE, REIT	183	13,985
ING Groep NV	22,124	264,754
Insurance Australia Group, Ltd.	14,035	59,942
Intact Financial Corp.	17,221	1,205,702
Intu Properties PLC, REIT	5,278	23,666
Investment AB Kinnevik, Class B	1,270	35,974
Investor AB, Class B	2,596	91,766
Jones Lang LaSalle, Inc.	235	27,570
KeyCorp	92,984	1,026,543
Klepierre, REIT	1,178	56,271
Land Securities Group PLC, REIT	4,327	68,226
LendLease Group	2,922	31,020
Liberty Property Trust, REIT (a)	742	24,827
Link REIT	13,000	77,144
Macquarie Group, Ltd.	8,821	446,467
Manulife Financial Corp.	11,075	156,734
Medibank Pvt, Ltd.	20,408	45,771
MetLife, Inc.	5,147	226,159
Mirvac Group, REIT	65,865	97,592
Mizrahi Tefahot Bank, Ltd.	796	9,338
Moody's Corp.	1,015	98,008
Muenchener Rueckversicherungs AG	979	198,682
National Bank of Canada	1,694	55,421
Nordea Bank AB	19,075	182,965
Old Mutual PLC	25,195	69,592
Platinum Asset Management, Ltd.	2,792	13,574
PNC Financial Services Group, Inc.	2,900	245,253
Principal Financial Group, Inc.	1,672	65,960
Prudential Financial, Inc.	2,440	176,217
Realogy Holdings Corp. (a)	20,776	750,221
Realty Income Corp., REIT (b)	1,305	81,576
Regions Financial Corp.	7,294	57,258
Royal Bank of Canada	18,862	1,086,771

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
Royal Bank of Scotland Group PLC (a)	20,028	$63,863
Sampo OYJ, Class A	2,565	121,490
SEI Investments Co.	759	32,675
Skandinaviska Enskilda Banken AB, Class A	9,126	87,028
Societe Generale SA	4,086	150,986
Sun Life Financial, Inc.	3,314	106,916
Svenska Handelsbanken AB, Class A	9,052	114,835
Swedbank AB, Class A	21,786	467,887
Toronto-Dominion Bank, The	10,008	431,991
Travelers Cos., Inc., The	1,696	197,940
Tryg A/S	654	12,666
UDR, Inc., REIT	1,413	54,443
Unibail-Rodamco SE, REIT	548	150,292
UniCredit SpA	27,122	97,775
Unione di Banche Italiane SpA	5,089	18,795
Unum Group	1,300	40,196
US Bancorp	9,825	398,797
Vicinity Centres, REIT	23,081	56,411
Voya Financial, Inc.	1,286	38,284
Wells Fargo & Co.	29,704	1,436,485
Wendel SA	145	15,768
Westpac Banking Corp.	17,221	399,994
Weyerhaeuser Co., REIT	38,239	1,184,644
Willis Towers Watson PLC	735	87,215
Zurich Insurance Group AG (a)	833	193,182
		21,984,821

HEALTH CARE: 12.1%
Abbott Laboratories	8,324	348,193
Aetna, Inc.	14,071	1,580,877
Alkermes PLC (a)	941	32,173
Alnylam Pharmaceuticals, Inc. (a)	447	28,058
AmerisourceBergen Corp.	1,212	104,899
AstraZeneca PLC	7,653	427,280
Baxalta, Inc.	3,487	140,875
Becton Dickinson & Co.	1,500	186,131
Biogen, Inc. (a)	1,428	371,737
Bristol-Myers Squibb Co.	9,696	619,380
Cardinal Health, Inc.	1,952	159,966
Cigna Corp.	1,540	211,350
CSL, Ltd.	2,605	202,438
Eli Lilly & Co.	5,995	431,700

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
HEALTH CARE, continued
Gilead Sciences, Inc.	8,162	$749,761
GlaxoSmithKline PLC	28,236	571,588
Hologic, Inc. (a)	1,414	48,783
Johnson & Johnson	15,864	1,716,485
McKesson Corp.	1,362	214,175
Medivation, Inc. (a)	900	41,382
Medtronic PLC	8,732	654,900
Novo Nordisk A/S, Class B	11,049	598,343
Patterson Cos., Inc.	501	23,312
Perrigo Co. PLC	854	109,252
Quest Diagnostics, Inc.	800	57,160
Ryman Healthcare, Ltd.	2,092	12,072
Sanofi	7,151	574,910
Shire PLC	3,325	189,640
Smith & Nephew PLC	5,406	88,944
St. Jude Medical, Inc.	1,639	90,145
UCB SA	719	54,885
Varian Medical Systems, Inc. (a)	584	46,732
Vertex Pharmaceuticals, Inc. (a)	1,566	124,481
Waters Corp. (a)	449	59,232
		10,871,239

INDUSTRIALS: 6.2%
ADT Corp., The	978	40,352
Aeroports de Paris	168	20,748
Aggreko PLC	1,228	18,964
Alfa Laval AB	1,700	27,766
Alstom SA (a)	762	19,447
Atlantia SpA	2,224	61,621
Atlas Copco AB, Class A	3,771	94,642
Atlas Copco AB, Class B	2,197	51,703
Auckland International Airport, Ltd.	25,826	114,755
Bouygues SA	1,136	46,178
Brambles, Ltd.	8,899	82,442
Canadian Pacific Railway, Ltd.	855	113,594
Capita PLC	40,030	597,631
CH Robinson Worldwide, Inc.	788	58,493
Cie de Saint-Gobain	2,704	118,771
CNH Industrial NV	5,475	37,171
Cummins, Inc.	7,235	795,416
Deutsche Lufthansa AG (a)	1,243	20,061
Deutsche Post AG	5,003	138,853
Dun & Bradstreet Corp., The	201	20,719

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
INDUSTRIALS, continued
easyJet PLC	918	$19,980
Edenred	1,173	22,741
Experian PLC	5,466	97,565
Fraport AG Frankfurt Airport Svc Worldwide	240	14,534
Groupe Eurotunnel SE	2,511	28,112
Hertz Global Holdings, Inc. (a)	1,993	20,986
Ingersoll-Rand PLC	1,400	86,814
Intertek Group PLC	870	39,502
Kone OYJ, Class B	1,897	91,304
Koninklijke Philips NV	5,208	148,341
Legrand SA	1,463	81,773
ManpowerGroup, Inc.	440	35,825
Metso OYJ	651	15,515
MTR Corp. Ltd.	8,601	42,461
Qantas Airways, Ltd. (a)	4,072	12,710
Randstad Holding NV	749	41,428
Rexel SA	35,415	504,832
Royal Mail PLC	4,966	34,243
Sandvik AB	5,726	59,138
Schneider Electric SE	3,259	205,384
Securitas AB, Class B	1,762	29,137
SEEK, Ltd.	1,834	22,768
Siemens AG	4,256	450,118
SKF AB, Class B	2,218	39,983
Societe BIC SA	161	24,191
Southwest Airlines Co.	930	41,664
Sydney Airport	42,017	215,233
TNT Express NV	2,836	25,443
Transurban Group	18,936	164,487
United Parcel Service, Inc., Class B	3,783	398,993
Vestas Wind Systems A/S	1,277	89,977
		5,584,509

INFORMATION TECHNOLOGY: 15.7%
Accenture PLC, Class A	3,230	372,742
Alphabet, Inc., Class A (a)	1,627	1,241,238
Alphabet, Inc., Class C (a)	1,735	1,292,489
Arrow Electronics, Inc. (a)	500	32,205
ASML Holding NV	1,937	194,929
Atos SE	474	38,498
Autodesk, Inc. (a)	1,208	70,438
Cap Gemini SA	889	83,392

Pax Ellevate Global Women's Index Fund	Schedule of Investments (Unaudited) March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Cisco Systems, Inc.	28,125	$800,719
Computershare, Ltd.	2,430	18,188
Dassault Systemes SA	740	58,631
Ericsson, Class B	69,445	695,332
Facebook, Inc., Class A (a)	11,898	1,357,562
Gemalto NV	424	31,296
Hexagon AB, Class B	1,377	53,518
HP, Inc.	9,429	116,165
IBM	4,842	733,321
Ingenico Group SA	294	33,702
Intuit, Inc.	1,470	152,895
MasterCard, Inc., Class A	5,603	529,484
Microsoft Corp.	33,011	1,823,197
Open Text Corp.	719	37,247
STMicroelectronics NV	3,930	21,875
Symantec Corp.	4,216	77,490
Texas Instruments, Inc.	5,675	325,859
Visa, Inc., Class A	11,238	859,482
Western Union Co., The	2,920	56,327
Xerox Corp.	109,830	1,225,703
Yahoo!, Inc. (a)	48,474	1,784,328
		14,118,252

MATERIALS: 3.7%
Air Liquide SA	1,925	215,967
Alcoa, Inc.	7,106	68,075
Avery Dennison Corp.	492	35,478
Boliden AB	1,591	25,379
Boral, Ltd.	50,330	238,064
CRH PLC	4,512	127,431
Ecolab, Inc.	1,451	161,816
EMS-Chemie Holding AG	45	23,302
International Flavors & Fragrances, Inc.	431	49,035
Kinross Gold Corp. (a)	6,300	21,489
Koninklijke DSM NV	985	54,156
Martin Marietta Materials, Inc.	300	47,853
Methanex Corp.	3,189	102,490
Newmont Mining Corp.	33,249	883,758
Norsk Hydro ASA	168,510	692,326
Novozymes A/S, Class B	1,338	60,085
Potash Corp. of Saskatchewan, Inc.	4,839	82,379
Rexam PLC	3,955	35,951
Solvay SA	422	42,191

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
MATERIALS, continued
Stora Enso OYJ, Class R	3,067	$27,402
Syngenta AG	541	224,351
UPM-Kymmene OYJ	2,913	52,666
Yara International ASA	1,047	39,304
		3,310,948

TELECOMMUNICATION SERVICES: 5.5%
AT&T, Inc.	34,283	1,342,865
Deutsche Telekom AG	18,400	329,881
Elisa OYJ	805	31,259
Frontier Communications Corp.	35,752	199,854
Orange SA	11,785	205,800
Proximus SADP	851	29,040
Rogers Communications, Inc., Class B	2,019	80,838
Singapore Telecommunications, Ltd.	86,300	244,285
Tele2 AB, Class B	1,726	15,975
Telefonica Deutschland Holding AG	112,435	607,799
Telenor ASA	4,120	66,617
TeliaSonera AB	91,202	472,570
Telstra Corp., Ltd.	24,290	99,127
Verizon Communications, Inc.	22,763	1,231,023
		4,956,933

UTILITIES: 3.8%
AGL Energy, Ltd.	3,743	52,699
Alliant Energy Corp.	623	46,276
Ameren Corp.	1,365	68,387
American Electric Power Co., Inc.	2,747	182,401
American Water Works Co., Inc.	4,096	282,337
Atco, Ltd., Class I	400	12,098
AusNet Services	9,488	10,832
Canadian Utilities, Ltd., Class A	656	18,360
CenterPoint Energy, Inc.	2,064	43,179
Cheung Kong Infrastructure Holdings, Ltd.	4,000	39,143
Consolidated Edison, Inc.	1,599	122,515
Contact Energy, Ltd.	6,973	24,097
Dominion Resources, Inc.	3,348	251,502
Duke Energy Corp.	3,803	306,826
Edison International	1,835	131,918
Electricite de France SA	37	414
Enel Green Power SpA	8,579	18,420
Engie SA	8,874	137,490
Entergy Corp.	1,000	79,280

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
UTILITIES, continued
Fortum OYJ	38,772	$586,372
Mighty River Power, Ltd.	6,930	13,999
National Grid PLC	21,184	299,740
Public Service Enterprise Group, Inc.	2,760	130,106
Red Electrica Corp. SA	590	51,109
Sempra Energy	1,303	135,577
Severn Trent PLC	1,362	42,428
Snam SpA	11,138	69,702
Suez Environnement Co.	1,730	31,670
Terna Rete Elettrica Nazionale	8,021	45,734
United Utilities Group PLC	3,956	52,366
Xcel Energy, Inc.	2,872	120,107
		3,407,084

TOTAL COMMON STOCKS		89,671,383
(Cost $87,575,809)

PREFERRED STOCKS: 0.1%
CONSUMER STAPLES: 0.1%
Bayerische Motoren Werke AG	275	21,954
Henkel AG & Co. KGaA	976	107,367

TOTAL PREFERRED STOCKS		129,321
(Cost $134,457)

EXCHANGE-TRADED FUNDS: 0.2%
iShares Core S&P 500 ETF	750	154,988
iShares MSCI EAFE ETF	992	56,673

TOTAL EXCHANGE-TRADED FUNDS		211,661
(Cost $190,430)

TIME DEPOSIT: 5.4%
State Street Euro Dollar Time Deposit, 0.010%, 04/01/16	$4,869,000	4,869,000
(Cost $4,869,000)

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	March 31, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE

SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LENDING: 0.2%
State Street Navigator Securities Lending Prime Portfolio	196,577	$196,577
(Cost $196,577)

TOTAL INVESTMENTS: 105.5%		95,077,942
(Cost $92,966,273)

Payable upon return of securities loaned - (Net): -0.2%		(196,577)

Other assets and liabilities - (Net): -5.3%		(4,813,878)

Net Assets: 100.0%		$90,067,487

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of March 31, 2016. The total market value of securities on loan as of March 31, 2016 was $211,845.
REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY COUNTRY
		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
AUSTRALIA	$3,738,245	4.2%
BELGIUM	202,730	0.2%
CANADA	4,511,704	5.0%
DENMARK	817,362	0.9%
FINLAND	949,340	1.1%
FRANCE	6,302,568	7.0%
GERMANY	2,751,388	3.0%
HONG KONG	261,757	0.3%
IRELAND	1,351,139	1.5%
ISRAEL	79,587	0.1%
ITALY	446,844	0.5%
NETHERLANDS	1,481,136	1.6%
NEW ZEALAND	164,923	0.2%
NORWAY	2,196,219	2.4%
SINGAPORE	372,367	0.4%
SPAIN	75,903	0.1%
SWEDEN	3,414,417	3.8%
SWITZERLAND	462,710	0.5%
UNITED KINGDOM	5,492,117	6.1%
UNITED STATES	59,808,909	66.4%
Other assets and liabilities - (Net)	(4,813,878)	-5.3%
TOTAL	$90,067,487	100.0%

 March 31, 2016 (unaudited)
Notes to Schedules of Investments

Pax World Funds Series Trust I and Pax World Funds Series Trust III

Organization Pax World Funds Series Trust I (“Trust I”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of March 31, 2016, Trust I offered nine investment funds.

Pax World Funds Series Trust III (“Trust III”) is an open-end management investment company that was organized under the laws of the Commonwealth of Massachusetts on December 4, 2013 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Pax Ellevate Global Women’s Index Fund (the “Global Women’s Index Fund”) is a diversified series of Trust III.

Effective March 29, 2016 the ESG Managers Growth and Income Portfolio (“Growth and Income Portfolio”) and the ESG Managers Income Portfolio (“Income Portfolio”), each a series of Trust I, acquired the assets of ESG Managers Growth Portfolio and ESG Managers Balanced Portfolio, each a series of Trust I (the “Target Funds”), respectively.  The acquisitions were based on valuations as of the close of business on March 29, 2016, pursuant to an Agreement and Plan of Reorganization dated December 3, 2015 (“the Reorganizations”).  The purpose of the Reorganizations is to enable shareholders of each Target Fund to invest in a larger, potentially more efficient portfolio and will result in reduced operating expenses for shareholders. The reorganizations were accomplished by tax-free exchanges of shares. For financial reporting purposes, assets received and shares issued by the Growth and Income Portfolio and Income Portfolio were recorded at fair value; however, the cost basis of the investments received from the Target Funds were carried forward to align ongoing reporting of realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Additionally, on March 29, 2016 the Growth and Income Portfolio and Income Portfolio changed their names to Pax Sustainable Managers Capital Appreciation Fund (“Capital Appreciation Fund”) and Pax Sustainable Managers Total Return Fund (“Total Return Fund”), respectively.

These schedules of investments relate to the Pax World Growth Fund (the “Growth Fund”), Pax Mid Cap Fund (the “Mid Cap Fund”), Pax World Small Cap Fund (the “Small Cap Fund”), Pax World Balanced Fund (the “Balanced Fund”), PAX MSCI International ESG Index Fund (“International Index Fund”), Pax World Global Environmental Markets Fund (the “Global Environmental Markets Fund”), Global Women’s Index Fund, Pax World High Yield Bond Fund (the “High Yield Bond Fund”), Capital Appreciation Fund, and the Total Return Fund, (each a “Fund”, collectively, the “Funds”).

Under the Trusts’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. Additionally, in the normal course of business, the Trusts enter into contracts with service providers that contain general indemnification clauses. The Trusts’ maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trusts that have not yet occurred. However, based on experience, the Trusts expect this risk of loss to be remote.

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day (a “Business Day”) that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these schedules of investments, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using daily exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees (so called “evaluated pricing”). The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making evaluated pricing determinations with respect to Fund holdings. The Best Execution and Valuation Committee is comprised of representatives of the Advisers, including several members of the Portfolio Management team, the Director of Trading, the Chief Compliance Officer and the Chief Financial Officer. One of the functions of the Best Execution and Valuation Committee is to value securities where current and reliable market quotations are not readily available. The Committee meets periodically and reports to the Board at each quarterly meeting regarding any securities for which evaluated pricing was employed during the previous quarter. All actions taken by the Best Execution and Valuation Committee are reviewed and ratified by the Boards.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which Funds’ net asset value is determined; and changes in overall market conditions. At March 31, 2016, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Balanced Fund held one security fair valued at $260,444 representing 0.01% of the Fund’s net asset value, and the High Yield Bond Fund held two securities fair valued at $0, representing 0.00% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 –	unadjusted quoted prices in active markets for identical investments

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks , preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

Option Contracts Options on equity securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service, and are generally categorized as Level 1 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2016:

	Level 1	Level 2	Level 3*	Totals
Growth
Common Stocks	$202,946,965	$—	$—	$202,946,965
Cash Equivalents	2,747,511	6,605,000	—	9,352,511
Total	$205,694,476	$6,605,000	$—	$212,299,476
Mid Cap
Common Stocks	$151,884,355	$—	$—	$151,884,355
Total	$151,884,355	$—	$—	$151,884,355
Small Cap
Common Stocks	$557,433,334	$—	$—	$557,433,334
Cash Equivalents	7,486,831	20,945,000	—	28,431,831
Total	$564,920,165	$20,945,000	$—	$585,865,165
Balanced
Common Stocks	$880,835,048	$—	$—	$880,835,048
Affiliated Investment Companies	316,723,389	—	—	316,723,389
Community Investment Notes	—	3,000,000	260,444	3,260,444
Corporate Bonds	—	169,215,563	—	169,215,563
U.S. Gov't Agency Bonds	—	42,676,649	—	42,676,649
Government Bonds	—	5,434,890	—	5,434,890
Municipal Bonds	—	45,656,259	—	45,656,259
U.S. Treasury Notes	—	173,583,153	—	173,583,153
Mortgage-Backed Securities	—	171,337,956	—	171,337,956
Cash Equivalents	4,513,070	52,075,000	—	56,588,070
Equity Call Options Written	(1,064,000)	—	—	(1,064,000)
Total	$1,201,007,507	$662,979,470	$260,444	$1,864,247,421

International Index
Common Stocks	$153,919	$435,758,654	$—	$435,912,573
Preferred Stocks	—	2,099,131	—	2,099,131
Exchange Traded Funds	1,236,122	—	—	1,236,122
Cash Equivalents	—	6,852,000	—	6,852,000
Total	$1,390,041	$444,709,785	$—	$446,099,826
Global Environmental Markets
Common Stocks	$156,952,251	$111,844,550	$—	$268,796,801
Cash Equivalents	—	3,987,000	—	3,987,000
Total	$156,952,251	$115,831,550	$—	$272,783,801
Global Women’s Index
Common Stocks	$60,738,030	$28,933,353	$—	$89,671,383
Preferred Stocks	—	129,321	—	129,321
Exchange Traded Funds	211,661	—	—	211,661
Cash Equivalents	196,577	4,869,000	—	5,065,577
Total	$61,146,268	$33,931,674	$—	$95,077,942
High Yield Bond
Common Stocks	$1,032,860	$—	$0	$1,032,860
Preferred Stocks	6,421,543	—	0	6,421,543
Corporate Bonds	—	357,778,364	—	357,778,364
Loans	—	12,886,036	—	12,886,036
Cash Equivalents	200,224	12,892,619	—	13,092,843
Total	$7,654,627	$383,557,019	$0	$391,211,646
Capital Appreciation
Affiliated Investment Companies	$10,310,706	$—	$—	$10,310,706
Unaffiliated Investment Companies	28,026,225	—	—	28,026,225
Total	$38,336,931	$—	$—	$38,336,931
Total Return
Affiliated Investment Companies	$6,208,720	$—	$—	$6,208,720
Unaffiliated Investment Companies	35,424,559	—	—	35,424,559
Total	$41,633,279	$—	$—	$41,633,279

* Table includes securities valued at zero.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

High Yield Bond
Stocks
Balance as of December 31, 2015	$0
Realized gain (loss)	—
Amortization of premium	—
Change in unrealized appreciation (depreciation)	—
Purchases/Received in Exchange	—
Sales	—
Transfers in to and/or out of Level Three	—
Balance as of March 31, 2016	$0

Balanced
Bonds and Notes
Balance as of December 31, 2015	$260,445
Realized gain (loss)	—
Amortization of premium	—
Change in unrealized appreciation (depreciation)	(1)
Purchases	—
Sales/Maturities	—
Transfers in to and/or out of Level Three	—
Balance as of March 31, 2016	$260,444

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. During the period, Level 1 to Level 2 transfers were: $8,785,128 for the International Index Fund and $584,893 for the Global Women’s Index Fund. All such transfers were due to utilization of the pricing vendor’s fair value pricing of foreign securities.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The Balanced Fund holds positions in Community Investment notes which are valued based on quarterly financial statements adjusted for any changes in credit quality indicated in such financial statements. The High Yield Bond Fund holds two securities of the same issuer which are deemed to be valued at zero based on company financial statements.

Securities Lending Each of the Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with State Street Bank and Trust Company. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in the State Street Navigator Securities Lending Prime Portfolio, a registered Rule 2a-7 money market fund. Borrowers may also pledge non-cash collateral within the guidelines for acceptable forms of non-cash collateral approved by the Boards of Trustees. At March 31, 2016, non-cash collateral consisted of U.S. Treasuries and short-term U.S. Government Agency obligations.

The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the Borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.

A portion of the income generated upon investment of the collateral is remitted to the borrower and the remainder is allocated between the Funds and the lending agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.

As of March 31, 2016, the value of securities loaned, payable for collateral due to brokers and non-cash collateral pledged by brokers were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Non-Cash Collateral Value	Over (Under) Collaeralized
Growth	$2,679,377	$2,747,511	$—	68,134
Small Cap	7,370,723	7,486,831	—	116,108
Balanced	4,022,379	4,092,995	—	70,616
Global Women's Index	211,845	196,577	20,328	5,060

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11, Transfers & Servicing (Topic 860) Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosure. The disclosure is intended to provide greater transparency regarding the types of collateral pledge for securities lending and similar transactions that are accounted for as secured borrowing. For the Growth Fund, High Yield Bond Fund and Women’s Index Fund, all of the securities on loan at March 31, 2016 are classified as Common Stocks in each Fund’s Schedule of Investments. For the Balanced Fund all of the securities on loan at March 31, 2016 are classified as Corporate Debt on the Fund’s Schedule of Investments.

Purchases and proceeds from sales of investments for the Funds for the period ended March 31, 2016 were as follows:

	Purchases		Sales
Fund	Investments*	U.S. Gov’t Bonds	Investments*	U.S. Gov’t Bonds
Growth	$8,108,301	—	$4,244,721	—
Mid Cap	—	—	—	—
Small Cap	118,853,996	—	67,011,214	—
Balanced	230,608,709	25,303,081	251,695,721	13,371,340
International Index	141,232,137	—	77,435,969	—
Global Environmental Markets	38,818,778	—	28,258,893	—
Global Women's Index	9,808,402	—	6,555,534	—
High Yield Bond	122,215,931	—	131,575,926	—
Capital Appreciation	8,106,153	—	6,838,873	—
Total Return	5,789,321	—	4,845,035	—

*	Excluding short-term investments and U.S. Government bonds.

For federal income tax purposes, the identified cost of investments owned at March 31, 2016 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of March 31, 2016 were as follows for the Funds:

Fund	Identified cost of investments for Federal income tax basis	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Growth	$149,633,507	$65,384,520	$2,718,551	$62,665,969
Mid Cap	141,480,903	21,527,784	11,124,332	10,403,452
Small Cap	590,965,796	43,885,416	48,986,047	(5,100,631)
Balanced	1,742,341,557	150,725,258	27,755,394	122,969,864
International Index	473,664,689	18,954,536	46,519,399	(27,564,863)
Global Environmental Markets	243,992,331	36,994,326	8,202,856	28,791,470
Global Women's Index	92,966,273	8,647,295	6,535,626	2,111,669
High Yield Bond	426,336,330	5,612,704	40,737,388	(35,124,684)
Cap Appreciation	38,401,749	707,539	772,357	(64,818)
Total Return	42,201,734	397,759	966,214	(568,455)

Options Transactions The Funds may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities. The Funds generally purchase put options or write covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon the exercise of the option.

Options are valued daily based upon the last sale price of the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sale for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Schedules of Investments. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in the notes to the Schedules of Investments. Options written are reported as a liability in the Statements of Assets and Liabilities. Realized gains and losses are reported in the Statements of Operations.

There are risks associated with transactions in options on securities. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases above the exercise price and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security continues to decrease after the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction before the exercise date if a liquid secondary market does not exist.

Written option activity for the period ended March 31, 2016 is as follows:

	Outstanding					Outstanding
	at 12/31/15	Written	Closed	Expired	Exercised	at 03/31/16
Balanced
Call Options
Number of contracts	-	4,000	-	-	-	4,000
Premiums received	$-	$463,991	$-	$-	$-	$463,991

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At March 31, 2016 investments in affiliated companies were as follows:

	Shares Held at	Value at	Gross	Gross	Value at	Income
Fund	03/31/16	12/31/15	Additions	Reductions	03/31/16	Distributions

Balanced
Pax Mid Cap Fund	15,961,415	$-	$159,614,151	$-	$159,614,151	$-
Pax MSCI International ESG Index Fund	20,377,333	151,361,028	30,000,000	20,000,000	157,109,238	-
Total		$151,361,028	$189,614,151	$20,000,000	$316,723,389	$-

Capital Appreciation
Pax MSCI International ESG Index Fund	889,672	$2,700,308	$1,646,336	$-	$6,859,371	$-
Pax World Global Environmental Markets Fund	62,323	145,060	585,191	-	766,573	-
Pax World High Yield Bond Fund	63,084	391,340	45,578	45,987	387,333	8,141
Pax World Small Cap Fund	165,879	934,361	1,954,386	568,465	2,297,429	-
Total		$4,171,069	$4,231,491	$614,452	$10,310,706	$8,141

Total Return
Pax MSCI International ESG Index Fund	427,507	$846,505	$73,756	$592,628	$3,296,081	$-
Pax World Global Environmental Markets Fund	33,689	98,760	-	3,473	414,376	-
Pax World High Yield Bond Fund	271,833	217,157	971,516	737,437	1,669,056	6,136
Pax World Small Cap Fund	59,871	277,438	-	-	829,207	-
Total		$1,439,860	$1,045,272	$1,333,538	$6,208,720	$6,136

Gross additions include reinvestment of dividends.

The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trusts or other accounts managed by the Adviser pursuant to “Cross-Trading” Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the respective fund from or to another fund or account that is or could be considered an affiliate of the fund under certain limited circumstances by virtue of having a common investment adviser complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the period ended March 31, 2016, the High Yield Bond Fund did not engage in cross-trades with separate accounts managed by the Adviser.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Boards of Trustees. At March 31, 2016, the Balanced Fund held $15,558,684 or 0.8% of net assets and the High Yield Bond Fund held $195,311,045 or 50.1% of net assets in securities exempt from registration under Rule 144A of the Act.

At March 31, 2016, the High Yield Bond Fund held $16,926,035 of illiquid securities, representing 4.3% of net assets. The Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.

Additional information on illiquid securities held at March 31, 2016, is as follows:

Security	Acquisition Date Range	Cost	Market Value
High Yield Bond Fund

Charlotte Russe, Inc., Term B, 6.750%, 05/21/19	05/21/13 - 01/16/15	9,774,777	$5,237,048
ION Geophysical Corp., 8.125%, 05/15/18	05/08/13 - 02/20/14	7,911,772	4,039,999
Interactive Health, Inc.	03/19/04 - 10/01/13	178,981	—
Interactive Health, Inc., 0.000%	03/19/04 - 10/01/13	357,962	—
PRWireless, Inc., 1.000%, 6/29/2020	06/27/14 - 06/27/14	2,905,624	2,431,688
TOMS Shoes LLC, 1.000%, 10/31/2020	10/31/14 - 10/31/14	7,287,989	5,217,300

Item 2. Controls and Procedures.

(a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust III

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust III

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 19, 2016

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	/s/ May 19, 2016